Financial Information as per operating segments (Details 13) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Distribution costs		$ 290,227,129	$ 270,835,822	$ 277,599,722
Administrative expenses		142,514,649	155,322,295	128,135,799
Other expenses by function		238,704,061	195,412,109	209,201,189
Other expenses included in 'Other expenses by function'		2,662,359	2,027,475	2,371,934
Total MSD&A	[1]	$ (668,783,480)	$ (619,542,751)	$ (612,564,776)

[1]	MSD and A, included Marketing, Selling, Distribution and Administrative expenses.